PaineWebber
U.S. Government Income Fund

PaineWebber
Low Duration U.S. Government Income Fund

PaineWebber
Investment Grade Income Fund

PaineWebber
High Income Fund

PaineWebber
Strategic Income Fund

                                ----------------

                                   PROSPECTUS
                                 MARCH 31, 2000

                         ------------------------------

This prospectus offers shares in PaineWebber's five bond funds. Each fund offers four classes of shares. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved any fund's shares as investments or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fund       Strategic Income Fund


                                    Contents
                                   THE FUNDS

-----------------------------------------------------------------------------
                        PaineWebber U.S. Government Income Fund
What every investor
should know about           3      Investment Objective, Strategies and Risks
the funds                   4      Performance
                            5      Expenses and Fee Tables

                        PaineWebber Low Duration U.S. Government Income Fund
                            6      Investment Objective, Strategies and Risks
                            7      Performance
                            8      Expenses and Fee Tables

                        PaineWebber Investment Grade Income Fund
                            9      Investment Objective, Strategies and Risks
                           10      Performance
                           11      Expenses and Fee Tables

                        PaineWebber High Income Fund
                           12      Investment Objective, Strategies and Risks
                           13      Performance
                           14      Expenses and Fee Tables

                        PaineWebber Strategic Income Fund
                           15      Investment Objective, Strategies and Risks
                           16      Performance
                           17      Expenses and Fee Tables

                           18      More About Risks and Investment Strategies
                               YOUR INVESTMENT
-----------------------------------------------------------------------------
Information for            20      Managing Your Fund Account
managing your fund                 --Flexible Pricing
account                            --Buying Shares
                                   --Selling Shares
                                   --Exchanging Shares
                                   --Pricing and Valuation
                           ADDITIONAL INFORMATION
-----------------------------------------------------------------------------

Additional important       26      Management
information about          28      Dividends and Taxes
the funds                  29      Financial Highlights
-----------------------------------------------------------------------------
Where to learn more                Back Cover
about Paine Webber
mutual funds

                         The funds are not complete or
                         balanced investment programs.

--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber U.S. Government Income Fund

                    PaineWebber U.S. Government Income Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in U.S. government bonds, including bonds that are backed by mortgages. The fund also invests, to a lesser extent, in non-government bonds that have the highest credit ratings and that are backed by mortgages or other assets. Normally, the fund concentrates its investments in U.S. government and privately issued bonds that are backed by mortgages or other assets. The fund uses interest rate futures contracts and other derivatives to help manage its portfolio "duration." "Duration" is a measure of the fund's exposure to interest rate risk. The fund invests in when-issued or delayed delivery bonds as a leveraging technique in order to increase its return.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a three-step investment process to find the best relative values for the fund: management of the fund's portfolio duration, allocation of the fund's assets among its investment sectors and selection of specific securities.

Mitchell Hutchins adjusts the fund's portfolio duration based on its assessment of fundamental economic and technical market conditions. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's assets. Therefore, when Mitchell Hutchins believes that interest rates are likely to fall, thereby increasing bond values, it may lengthen the fund's portfolio duration.

Mitchell Hutchins allocates the fund's assets among the various sectors of the U.S. government and mortgage-backed bond markets by deciding which sectors provide the best relative values under prevailing conditions. For example, mortgage-backed bonds normally provide a higher yield than comparable Treasury bonds. If the difference in yields between those two types of bonds is higher than normal, Mitchell Hutchins may increase the fund's investments in mortgage-backed bonds.

Mitchell Hutchins selects securities to buy or sell for the fund by analyzing bond fundamentals. It chooses securities that it believes provide the best combination of income, liquidity and potential for gain relative to risk of loss.
PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- CONCENTRATION RISK -- Because the fund concentrates its investments in mortgage- and asset-backed securities, it is more subject to the risks related to that industry group than it otherwise would be.

- LEVERAGE RISK -- Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber U.S. Government Income Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS A SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1990                 9.67%
1991                14.89%
1992                 6.37%
1993                 6.48%
1994               -10.51%
1995                17.04%
1996                 0.98%
1997                 9.44%
1998                 7.91%
1999                -2.91%

    Best quarter during years shown: 2nd quarter, 1995 -- 5.91%
    Worst quarter during years shown: 2nd quarter, 1994 -- (4.69)% AVERAGE ANNUAL TOTAL RETURNS as of December 31, 1999

                                                                                                    LEHMAN
                                                                                                   BROTHERS
CLASS                                                CLASS A    CLASS B*   CLASS C     CLASS Y    GOVERNMENT
(INCEPTION DATE)                                    (8/31/84)   (7/1/91)   (7/2/92)   (9/11/91)   BOND INDEX
----------------                                    ---------   --------   --------   ---------   ----------
One Year..........................................    (6.77)%    (8.27)%    (4.11)%     (2.65)%     (2.23)%
Five Years........................................     5.40%      5.11%      5.73%       6.58%       7.44%
Ten Years.........................................     5.20%       N/A        N/A         N/A        7.48%
Life of Class.....................................     7.09%      4.43%      3.26%       4.85%         **

---------
 *Assumes conversion of Class B shares to Class A shares after six years. **Average annual total returns for the Lehman Brothers Government Bond Index for the life of each class were as follows: Class A--9.29%; Class B--7.35%;
  Class C--6.53%; Class Y--7.06%.

--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber U.S. Government Income Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       4%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.50%         0.50%         0.50%         0.50%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          0.00
Other Expenses..............................................    0.26          0.32          0.28          0.19
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    1.01%         1.82%         1.53%         0.69%
                                                                ====          ====          ====          ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $499         $  709        $  936        $1,587
Class B (assuming sales of all shares at end of period).....     685            873         1,185         1,729
Class B (assuming no sales of shares).......................     185            573           985         1,729
Class C (assuming sales of all shares at end of period).....     231            483           834         1,824
Class C (assuming no sales of shares).......................     156            483           834         1,824
Class Y.....................................................      70            221           384           859

--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber Low Duration U.S. Government Income Fund

              PaineWebber Low Duration U.S. Government Income Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

The highest level of income that is consistent with the preservation of capital and low volatility of net asset value.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally limits its portfolio "duration" to between one and three years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio. Because the fund's normal, one-to-three year portfolio duration is relatively short, the effect of interest rate changes on the fund's value is expected to be relatively limited. The fund may (but is not required to) use derivatives to help manage its portfolio duration.

The fund invests primarily in U.S. government bonds, including those backed by mortgages. The fund also invests, to a lesser extent, in non-government bonds that have the highest credit rating and that are backed by mortgages or other assets. The fund normally concentrates its investments in U.S. government and privately issued bonds that are backed by mortgages or other assets. The fund invests in when-issued or delayed delivery bonds as a leveraging technique in order to increase its return.

Mitchell Hutchins Asset Management Inc. has appointed Pacific Investment Management Company ("PIMCO") as the fund's sub-adviser. PIMCO analyzes U.S. economic and market conditions, as well as other factors, to decide on a portfolio duration and to allocate fund assets to bonds of different maturities, types and coupon interest rates. PIMCO decides which bonds to buy or sell based on various factors, including economic forecasts, anticipated interest rate levels and expected prepayment rates on the mortgages supporting mortgage-backed bonds. PIMCO selects specific bonds by analyzing their relative value and risk characteristics.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- CONCENTRATION RISK -- Because the fund concentrates its investments in mortgage- and asset-backed securities, it is more subject to the risks related to that industry group than it otherwise would be.

- LEVERAGE RISK -- Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber Low Duration U.S. Government Income Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true of the period prior to October 24, 1994, when PIMCO became the fund's sub-adviser.

    TOTAL RETURN ON CLASS A SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1990
1991
1992
1993
1994                -4.39%
1995                10.75%
1996                 5.57%
1997                 7.05%
1998                 6.36%
1999                 1.19%

    Best quarter during years shown: 4th quarter, 1996 -- 3.10%
    Worst quarter during years shown: 2nd quarter, 1994 -- (7.33)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                  MERRILL
                                                                                                   LYNCH
                                                                                                  1-3 YEAR
                                                                                                    U.S.
CLASS                                               CLASS A    CLASS B*   CLASS C     CLASS Y     TREASURY
(INCEPTION DATE)                                    (5/3/93)   (5/3/93)   (5/3/93)   (10/20/95)    INDEX
----------------                                    --------   --------   --------   ----------   --------
One Year..........................................   (1.69)%    (2.51)%    (0.20)%      1.01%       3.06%
Five Years........................................    5.49%      5.18%      5.40%        N/A        6.51%
Life of Class.....................................    3.76%      3.49%      3.57%       5.39%         **

---------
 *Assumes conversion of Class B shares to Class A shares after six years. **Average annual total returns for the Merrill Lynch 1-3 Year U.S. Treasury
  Index for the life of each class were as follows: Class A--5.43%;
  Class B--5.43%; Class C--5.43%; Class Y--5.60%.

--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber Low Duration U.S. Government Income Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       3%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             3%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.50%         0.50%         0.50%         0.50%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          0.00
Other Expenses..............................................    0.21          0.28          0.35          0.20
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    0.96%         1.78%         1.60%         0.70%
                                                                ====          ====          ====          ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $395          $597          $815         $1,443
Class B (assuming sales of all shares at end of period).....     481           760           964          1,680
Class B (assuming no sales of shares).......................     181           560           964          1,680
Class C (assuming sales of all shares at end of period).....     238           505           871          1,900
Class C (assuming no sales of shares).......................     163           505           871          1,900
Class Y.....................................................      72           224           390            871

--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber Investment Grade Income Fund

                    PaineWebber Investment Grade Income Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a diversified range of investment grade bonds, including U.S. government bonds, U.S. and foreign corporate bonds and bonds that are backed by mortgages. The fund also invests, to a lesser extent, in corporate bonds that are below investment grade, preferred stocks and bonds that are convertible into common stocks. The fund uses interest rate futures contracts and other derivatives to help manage its portfolio "duration." "Duration" is a measure of the fund's exposure to interest rate risk.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., tries to find the best relative values in the markets in which the fund invests. It does this primarily through sector and industry allocation and bond selection.

Mitchell Hutchins allocates the fund's assets among bond market sectors and industries by deciding which sectors and industries provide the best relative values under prevailing conditions. For example, investment grade corporate bonds normally provide a higher yield than comparable Treasury bonds. If the difference in yields between those two types of bonds is higher than normal, Mitchell Hutchins may increase the fund's investments in investment grade corporate bonds.

Mitchell Hutchins selects industries and companies within the corporate bond sector by performing fundamental credit analysis based on cash flows and the ability of the issuer to make required payments on its debt. Mitchell Hutchins decides which securities to buy or sell by choosing specific securities that it believes provide the best combination of income, liquidity and potential for gain relative to risk of loss.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for high yield, lower quality bonds than for bonds that are investment grade.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber Investment Grade Income Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS A SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1990                 6.47%
1991                18.56%
1992                 8.87%
1993                13.35%
1994                -5.59%
1995                19.61%
1996                 3.98%
1997                11.93%
1998                 4.77%
1999                -1.66%

    Best quarter during years shown: 2nd quarter, 1995 -- 6.88%
    Worst quarter during years shown: 1st quarter, 1994 -- (4.26)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                    LEHMAN
                                                                                                   BROTHERS
CLASS                                                CLASS A    CLASS B*   CLASS C     CLASS Y    CORPORATE
(INCEPTION DATE)                                    (8/31/84)   (7/1/91)   (7/2/92)   (2/20/98)   BOND INDEX
----------------                                    ---------   --------   --------   ---------   ----------
One Year..........................................    (5.63)%     (7.02)%    (2.84)%    (1.58)%      (1.95)%
Five Years........................................     6.61%       6.35%      6.95%       N/A         8.18%
Ten Years.........................................     7.31%        N/A        N/A        N/A         8.21%
Life of Class.....................................     8.74%       6.94%      5.88%      1.00%          **

---------
 *Assumes conversion of Class B shares to Class A shares after six years. **Average annual total returns for the Lehman Brothers Corporate Bond Index for the life of each class were as follows: Class A--10.36%; Class B--8.07%; Class C--7.12%; and Class Y--2.82%.

--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber Investment Grade Income Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       4%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.50%         0.50%         0.50%         0.50%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          0.00
Other Expenses..............................................    0.20          0.20          0.19          0.16
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    0.95%         1.70%         1.44%         0.66%
                                                                ====          ====          ====          ====

EXAMPLE

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $493          $691         $  904        $1,520
Class B (assuming sales of all shares at end of period).....     673           836          1,123         1,627
Class B (assuming no sales of shares).......................     173           536            923         1,627
Class C (assuming sales of all shares at end of period).....     222           456            787         1,724
Class C (assuming no sales of shares).......................     147           456            787         1,724
Class Y.....................................................      67           211            368           822

--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
                          PaineWebber High Income Fund

                          PaineWebber High Income Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a diversified range of high yield U.S. and foreign corporate bonds (sometimes called "junk bonds"). The fund also invests, to a lesser extent, in other types of bonds, preferred stocks and bonds that are convertible into common stock. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a three-step investment process to find the best relative values in the bond markets in which the fund invests: industry selection, company selection and security selection.

Mitchell Hutchins allocates the fund's assets among industry groups by analyzing economic factors, industry dynamics and yield spreads to determine which industries provide the most attractive investment opportunities. Mitchell Hutchins selects companies within these industries by performing fundamental credit analysis based on cash flow, leverage and other balance sheet and income statement factors. In deciding which securities to buy or sell for the fund, Mitchell Hutchins chooses from among the types of securities offered by these companies to select those that appear to offer the best relative values. All aspects of this process rely on Mitchell Hutchins' economic, credit, quantitative and market research.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for high yield, lower quality bonds than for bonds that are investment grade.

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                            ------------------------
                          PaineWebber High Income Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS A SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1990                -8.53%
1991                47.02%
1992                24.06%
1993                22.74%
1994               -11.69%
1995                10.96%
1996                17.73%
1997                12.98%
1998                -6.22%
1999                 8.55%

    Best quarter during years shown: 1st quarter, 1991 -- 16.94%
    Worst quarter during years shown: 3rd quarter, 1998 -- (12.02)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                  CS FIRST
CLASS                                         CLASS A    CLASS B*    CLASS C     CLASS Y           BOSTON
(INCEPTION DATE)                             (8/31/84)   (7/1/91)    (7/2/92)   (2/20/98)   HIGH YIELD BOND INDEX
----------------                             ---------   --------    --------   ---------   ---------------------
One Year...................................     4.25%       2.84%      7.03%       8.74%             3.28%
Five Years.................................     7.60%       7.37%      7.90%        N/A              9.06%
Ten Years..................................    10.07%        N/A        N/A         N/A             11.05%
Life of Class..............................     9.55%       9.64%      7.16%      (0.57)%              **

---------
 *Assumes conversion of Class B shares to Class A shares after six years. **Average annual total returns for the CS First Boston High Yield Bond Index for the life of each class were as follows: Class A--N/A; Class B--11.04%;
  Class C--9.06%; Class Y--1.11%.

--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                            ------------------------
                          PaineWebber High Income Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       4%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.50%         0.50%         0.50%         0.50%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          0.00
Other Expenses..............................................    0.19          0.20          0.19          0.18
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    0.94%         1.70%         1.44%         0.68%
                                                                ====          ====          ====          ====

EXAMPLE

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $492          $688         $  899        $1,509
Class B (assuming sales of all shares at end of period).....     673           836          1,123         1,622
Class B (assuming no sales of shares).......................     173           536            923         1,622
Class C (assuming sales of all shares at end of period).....     222           456            787         1,724
Class C (assuming no sales of shares).......................     147           456            787         1,724
Class Y.....................................................      69           218            379           847

--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Strategic Income Fund

                       PaineWebber Strategic Income Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High level of current income and, secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund strategically allocates investments among three bond market sectors:

- U.S. government and investment grade bonds;

- U.S. high yield bonds (sometimes called "junk bonds"), including preferred stock and bonds that are convertible into common stock; and

- Foreign and emerging market bonds (including foreign government bonds).

Each of these sectors generally reacts in different ways or at different times to changes in interest rates or to particular economic events. This means that, when one sector underperforms the market as a whole, another sector may outperform the market.

The fund normally invests in each of these three sectors. However, the fund's investment adviser, Mitchell Hutchins Asset Management Inc., tries to take advantage of changes in the relative performance of different sectors by allocating a larger percentage of the fund's assets to those sectors that it believes are undervalued. Selections of specific securities to buy and sell for the fund are based on market outlook, investment research, geographic analysis and forecasts of interest rates and currency exchange rates. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for high yield, lower quality bonds than for bonds that are investment grade.

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise.

- ASSET ALLOCATION RISK -- Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets among market sectors.
- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- SINGLE ISSUER CONCENTRATION RISK -- Because the fund is non-diversified, it can invest more of its assets in a single issuer than can a diversified fund. As a result, changes in the value of a single issuer's securities can have a greater impact on the fund's performance.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Strategic Income Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS A SHARES (1995 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1990
1991
1992
1993
1994
1995                14.12%
1996                14.00%
1997                10.32%
1998                 0.96%
1999                 3.98%

    Best quarter during years shown: 1st quarter, 1995 -- 4.73%
    Worst quarter during years shown: 3rd quarter, 1998 -- (4.36)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                    LEHMAN
                                                                                                   BROTHERS
CLASS                                                CLASS A    CLASS B    CLASS C     CLASS Y    AGGREGATE
(INCEPTION DATE)                                     (2/7/94)   (2/7/94)   (2/7/94)   (2/17/98)   BOND INDEX
----------------                                     --------   --------   --------   ---------   ----------
One Year...........................................   (0.15)%    (1.68)%     2.71%       4.29%      (0.82)%
Five Years.........................................    7.65%      7.44%      7.98%        N/A        7.73%
Life of Class......................................    4.81%      4.63%      5.01%       1.64%          *

---------
*Average annual total returns for the Lehman Brothers Aggregate Bond Index for the life of each class were as follows: Class A--6.12%; Class B--6.12%;
 Class C--6.12%; Class Y--3.49%.

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Strategic Income Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       4%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.75%         0.75%         0.75%         0.75%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          0.00
Other Expenses..............................................    0.30          0.33          0.32          0.30
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    1.30%         2.08%         1.82%         1.05%
                                                                ====          ====          ====          ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $527          $796         $1,084        $1,905
Class B (assuming sales of all shares at end of period).....     711           952          1,319         2,028
Class B (assuming no sales of shares).......................     211           652          1,119         2,028
Class C (assuming sales of all shares at end of period).....     260           573            985         2,137
Class C (assuming no sales of shares).......................     185           573            985         2,137
Class Y.....................................................     107           334            579         1,283

--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund
--------------------------------------------------------------------------------
                        MORE ABOUT RISKS AND INVESTMENT
                                   STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

ASSET ALLOCATION RISK. Mitchell Hutchins may not be successful in choosing the best allocation of a fund's assets among the market sectors in which it may invest. A fund that allocates its assets among market sectors is more dependent on Mitchell Hutchins' ability to successfully assess the relative values in each sector than are funds that do not allocate among market sectors.

CONCENTRATION RISK. This means that a fund normally invests at least 25% of its total assets in a single industry group. U.S. Government Income Fund and Low Duration Fund each normally concentrates its investments in U.S. government and privately issued bonds that are backed by mortgages or other assets. Concentration increases a fund's exposure to that industry group and might cause the fund's net asset value to change more than it otherwise would.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. High yield, lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives as a hedge, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

EMERGING MARKETS RISK. Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities (see below). However, the level of those risks often is higher due to the fact that political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

EQUITY RISK. The prices of stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of the fund's net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. U.S. Government Income Fund and Low Duration Fund, each of which uses leverage by investing in when-issued and delayed delivery bonds, attempt to limit the potential magnifying effect of the leverage by managing portfolio duration.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

SINGLE ISSUER CONCENTRATION RISK. Strategic Income Fund is non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held only a smaller position.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. However, with the exception of High Income Fund, each fund also may invest in money market instruments on an unlimited basis as part of its ordinary investment strategy. High Income Fund may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading in order to achieve its investment objective. Frequent trading may result in portfolio turnover over 100% or more (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term capital gains than they would pay on dividends that represent long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.

--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

FLEXIBLE PRICING

The funds offer four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are available only to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service fees for providing services to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following tables.

CLASS A SALES CHARGES FOR: U.S. GOVERNMENT INCOME FUND
                      INVESTMENT GRADE INCOME FUND
                      HIGH INCOME FUND
                      STRATEGIC INCOME FUND

                                            SALES CHARGE AS A PERCENTAGE   DISCOUNT TO SELECTED
                                                        OF:                 DEALERS AS
                                            OFFERING     NET AMOUNT        PERCENTAGE OF OFFERING
AMOUNT OF INVESTMENT                         PRICE       INVESTED              PRICE
------------------------------------------     ----           ----                  ----
Less than $100,000........................     4.00%          4.17%                 3.75%
$100,000 to $249,999......................     3.00           3.09                  2.75
$250,000 to $499,999......................     2.25           2.30                  2.00
$500,000 to $999,999......................     1.75           1.78                  1.50
$1,000,000 and over(1)....................     None           None                  1.00(2)

CLASS A SALES CHARGES FOR: LOW DURATION
  FUND
Less than $100,000........................     3.00%          3.09%                 2.75%
$100,000 to $249,999......................     2.50           2.56                  2.25
$250,000 to $499,999......................     2.00           2.04                  1.75
$500,000 to $999,999......................     1.50           1.52                  1.25
$1,000,000 and over(1)....................     None           None                  1.00(2)

---------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to PaineWebber.

--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

- your spouse, parents or children under age 21;

- your Individual Retirement Accounts (IRAs);

- certain employee benefit plans, including 401(k) plans;

- a company that you control;

- a trust that you created;

- Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

- accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

- Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

- Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

  -- you were the Financial Advisor's client at the competing brokerage firm;

  -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

  -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

- Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

- Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

- Are a participant in the PaineWebber Members Only-SM- Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

- Acquire these shares through a PaineWebber InsightOne-SM- Program brokerage account.

NOTE: See the funds' SAI for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the

--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

U.S. GOVERNMENT INCOME FUND
INVESTMENT GRADE INCOME FUND
HIGH INCOME FUND
STRATEGIC INCOME FUND

                                PERCENTAGE BY WHICH
IF YOU SELL                    THE SHARES' NET ASSET
SHARES WITHIN:                 VALUE IS MULTIPLIED:
--------------                 ---------------------
1st year since purchase......              5%
2nd year since purchase......              4
3rd year since purchase......              3
4th year since purchase......              2
5th year since purchase......              2
6th year since purchase......              1
7th year since purchase......           None

LOW DURATION FUND

1st year since purchase......          3%
2nd year since purchase......          2
3rd year since purchase......          2
4th year since purchase......          1
5th year since purchase......       None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

If you exchange Class B shares of Low Duration Fund for shares of other PaineWebber mutual funds, you will be subject to the contingent deferred sales charges of the Class B shares that you acquire in the exchange. Usually, these are higher and are imposed over a longer period. If you exchange Class B shares of another fund for Class B shares of Low Duration Fund, you will continue to be subject to the contingent deferred sales charge of the original fund.

To minimize your deferred sales charge, we will assume that you are selling:

- First, Class B shares representing reinvested dividends, and

- Second, Class B shares that you have owned the longest.

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

- You participate in the Systematic Withdrawal Plan;

- You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;
- You receive a tax-free return of an excess IRA contribution;

- You receive a tax-qualified retirement plan distribution following retirement; or

- The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

NOTE: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 0.75% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

You may be eligible to sell your shares without paying a contingent deferred sales charge if you are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

NOTE: If you think you qualify for this sales charge waiver, you may need to provide documentation to PaineWebber or the funds. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

- Buy shares through PaineWebber's PACE-SM- Multi-Advisor Program;

- Buy $10 million or more of PaineWebber fund shares at any one time;

- Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

- Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing sales or distribution fees or sales charges. The ongoing expenses for Class Y shares are the lowest of all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must completed and sign the application and mail it, along with a check, to:

  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

- Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

- Mailing an application with a check; or

- Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:
To open an account.........       $1,000
                 ($100 for Low Duration Fund)
To add to an account.......       $  100

Each fund may waive or reduce these amounts for:

- Employees of PaineWebber or its affiliates; or

- Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

FREQUENT TRADING. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day on which the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund
--------------------------------------------------------------------------------

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

- Your name and address;

- The fund's name;

- The fund account number;

- The dollar amount or number of shares you want to sell; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:
  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER AND CORRESPONDENT FIRM CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

- Your name and address;

- The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

- Your account number;

- How much you are exchanging (by dollar amount or by number of shares to be sold); and

- A guarantee of your signature. (See "Selling Shares" for information on obtaining a signature guarantee.)

Mail the letter to:
  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern

--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. As a result, a fund's net asset value may change on days when you will not be able to buy and sell fund shares. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISERS

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On February 29, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 76 separate portfolios and aggregate assets of approximately $54.4 billion.

Pacific Investment Management Company ("PIMCO") is the sub-adviser for Low Duration Fund. PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. As of December 31, 1999, PIMCO had approximately
$186 billion in assets under management and was adviser or sub-adviser of 18 investment companies with 65 portfolios and aggregate assets of approximately $53 billion.

PORTFOLIO MANAGERS

U.S. GOVERNMENT INCOME FUND. Nirmal Singh and Dennis L. McCauley are responsible for the day-to-day management of U.S. Government Income Fund's portfolio. Mr. Singh is a senior vice president of Mitchell Hutchins and has served as a portfolio manager with Mitchell Hutchins since 1993. He has been a portfolio manager for the fund since December 1994. Mr. McCauley is managing director and chief investment officer of fixed income investments of Mitchell Hutchins and has been a portfolio manager for the fund since March 1999.

LOW DURATION FUND. Scott Mather, an executive vice president of PIMCO, has been primarily responsible for the day-to-day management of Low Duration Fund's portfolio since January 2000. Prior to joining PIMCO in 1998, he was associated with Goldman Sachs Funds Management, LP, where he was a trader in the fixed income division and specialized in structuring and trading a broad range of mortgage-backed securities as well as managing proprietary derivatives positions.

INVESTMENT GRADE INCOME FUND. Julieanna Berry is responsible for the day-to-day management of the fund's portfolio. Ms. Berry is a first vice president of Mitchell Hutchins, where she has been employed as a portfolio manager since 1989. Ms. Berry shared portfolio management responsibilities for the fund from June 1995 until February 2000, when she assumed full responsibility.

HIGH INCOME FUND. James F. Keegan has been responsible for the day-to-day management of the Fund's portfolio since February 2000. Mr. Keegan is a senior vice president of Mitchell Hutchins and is in charge of the Taxable Credit Group. Prior to joining Mitchell Hutchins in March 1996, Mr. Keegan was a director with Merrion Group, L.P.

STRATEGIC INCOME FUND. Dennis L. McCauley, managing director and chief investment officer of fixed income investments of Mitchell Hutchins, has been Strategic Income Fund's allocation manager since March 1995. Mr. McCauley has been employed by Mitchell Hutchins since December 1994 and is responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds.

James F. Keegan is responsible for the day-to-day management of the fund's U.S. high yield securities sector. Nirmal Singh and Julieanna Berry share responsibility for the day-to-day management of the U.S. government and investment grade securities sector of the fund. Mr. Singh has held his responsibilities for the fund since December 1994; information on his background may be found under "U.S. Government Income Fund." Ms. Berry and Mr. Keegan have held their current responsibilities for the fund since February 2000; information on their backgrounds may be found under "Investment Grade Income Fund" and "High Income Fund," respectively. Stuart Waugh, a managing director of Mitchell Hutchins responsible for global fixed income and currency trading, is the sector manager responsible for the day-to-day management of Strategic Income Fund's foreign and emerging market bonds. Mr. Waugh has been employed by Mitchell Hutchins since 1984.

Other members of Mitchell Hutchins' fixed income and equity investments groups provide input on market

--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

outlook, interest rate forecasts, investment research and other considerations pertaining to each fund's investments.

ADVISORY FEES

The funds paid fees to Mitchell Hutchins for advisory and administration services during the most recent fiscal year at the following annual contract rates expressed as a percentage of a fund's average daily net assets:

U.S Government Income Fund.............    0.50%
Low Duration U.S Government Income
  Fund.................................    0.50%
Investment Grade Income Fund...........    0.50%
High Income Fund.......................    0.50%
Strategic Income Fund..................    0.75%

OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without shareholder approval. A fund's shareholders must approve this policy before its board may implement it. The shareholders of Low Duration Fund have approved this policy. As of the date of this prospectus, the shareholders of other funds have not been asked to do so.

--------------------------------------------------------------------------------
                               Prospectus Page 27

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

Strategic Income Fund normally declares and pays dividends monthly. The other funds normally declare dividends daily and pay them monthly. Each fund distributes substantially all of its gains, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its corresponding firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Each fund expects that its dividends will be taxed primarily as ordinary income. The distribution of capital gains may be taxed at a lower rate than ordinary income, depending on whether the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.

--------------------------------------------------------------------------------
                               Prospectus Page 28

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber U.S. Government Income Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for funds or classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors (or, for Strategic Income Fund, PricewaterhouseCoopers LLP, independent accountants), whose reports, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

--------------------------------------------------------------------------------
                               Prospectus Page 29

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber U.S. Government Income Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                           U.S. GOVERNMENT INCOME FUND
                                            ---------------------------------------------------------
                                                                     CLASS A
                                            ---------------------------------------------------------
                                                        FOR THE YEARS ENDED NOVEMBER 30,
                                            ---------------------------------------------------------
                                              1999        1998        1997        1996        1995
                                            --------    --------    --------    --------    ---------
Net asset value, beginning of year......    $   9.20    $   8.94    $   8.86    $   9.12    $   8.50
                                            --------    --------    --------    --------    --------
Net investment income...................        0.50        0.51        0.54        0.55        0.58
Net realized and unrealized gains
  (losses) from investments, futures and
  options...............................       (0.69)       0.26        0.08       (0.26)       0.62
                                            --------    --------    --------    --------    --------
Net increase (decrease) from investment
  operations............................       (0.19)       0.77        0.62        0.29        1.20
                                            --------    --------    --------    --------    --------
Dividends from net investment income....       (0.50)      (0.51)      (0.54)      (0.55)      (0.58)
                                            --------    --------    --------    --------    --------
Net asset value, end of year............    $   8.51    $   9.20    $   8.94    $   8.86    $   9.12
                                            ========    ========    ========    ========    ========
Total investment return(1)..............       (2.14)%      9.06%       7.27%       3.39%      14.70%
                                            ========    ========    ========    ========    ========
Ratios/Supplemental data:
Net assets, end of year (000's).........    $231,569    $278,483    $291,470    $343,836    $430,285
Expenses to average net assets net of
  waivers from advisers (3).............        1.01%       1.03%       0.94%       0.94%       1.03%(2)
Net investment income to average net
  assets net of waivers from advisers
  (3)...................................        5.65%       5.69%       6.15%       6.24%       6.65%(2)
Portfolio turnover rate.................         375%        370%        322%        359%        206%

------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included.
(2)  These ratios include non-recurring acquisition expenses of 0.03%.
(3) During the year ended November 30, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the waiver represents less than 0.005%.

--------------------------------------------------------------------------------
                               Prospectus Page 30

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber U.S. Government Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                         U.S. GOVERNMENT INCOME FUND
                                            -----------------------------------------------------
                                                                   CLASS B
                                            -----------------------------------------------------
                                                      FOR THE YEARS ENDED NOVEMBER 30,
                                            -----------------------------------------------------
                                             1999       1998       1997       1996        1995
                                            -------    -------    -------    -------    ---------
Net asset value, beginning of year......    $  9.20    $  8.94    $  8.87    $  9.12    $   8.50
                                            -------    -------    -------    -------    --------
Net investment income...................       0.43       0.44       0.47       0.48        0.51
Net realized and unrealized gains
  (losses) from investments, futures and
  options...............................      (0.69)      0.26       0.07      (0.25)       0.63
                                            -------    -------    -------    -------    --------
Net increase (decrease) from investment
  operations............................      (0.26)      0.70       0.54       0.23        1.14
                                            -------    -------    -------    -------    --------
Dividends from net investment income....      (0.43)     (0.44)     (0.47)     (0.48)      (0.52)
                                            -------    -------    -------    -------    --------
Net asset value, end of year............    $  8.51    $  9.20    $  8.94    $  8.87    $   9.12
                                            =======    =======    =======    =======    ========
Total investment return(1)..............      (2.93)%     8.16%      6.34%      2.72%      13.81%
                                            =======    =======    =======    =======    ========
Ratios/Supplemental data:
Net assets, end of year (000's).........    $13,278    $23,318    $42,097    $61,873    $ 82,469
Expenses to average net assets net of
  waivers from advisers (3).............       1.82%      1.83%      1.69%      1.70%       1.81%(2)
Net investment income to average net
  assets net of waivers from advisers
  (3)...................................       4.81%      4.87%      5.40%      5.47%       5.88%(2)
Portfolio turnover rate.................        375%       370%       322%       359%        206%

                                                      U.S. GOVERNMENT INCOME FUND
                                          ---------------------------------------------------
                                                                CLASS C
                                          ---------------------------------------------------
                                                   FOR THE YEARS ENDED NOVEMBER 30,
                                          ---------------------------------------------------
                                           1999       1998       1997       1996       1995
                                          -------    -------    -------    -------    -------
Net asset value, beginning of year......  $  9.19    $  8.93    $  8.86    $  9.11    $  8.49
                                          -------    -------    -------    -------    -------
Net investment income...................     0.45       0.47       0.49       0.50       0.53
Net realized and unrealized gains
  (losses) from investments, futures and
  options...............................    (0.69)      0.26       0.07      (0.25)      0.63
                                          -------    -------    -------    -------    -------
Net increase (decrease) from investment
  operations............................    (0.24)      0.73       0.56       0.25       1.16
                                          -------    -------    -------    -------    -------
Dividends from net investment income....    (0.45)     (0.47)     (0.49)     (0.50)     (0.54)
                                          -------    -------    -------    -------    -------
Net asset value, end of year............  $  8.50    $  9.19    $  8.93    $  8.86    $  9.11
                                          =======    =======    =======    =======    =======
Total investment return(1)..............    (2.65)%     8.50%      6.62%      2.98%     14.12%
                                          =======    =======    =======    =======    =======
Ratios/Supplemental data:
Net assets, end of year (000's).........  $20,021    $25,076    $28,132    $37,754    $53,832
Expenses to average net assets net of
  waivers from advisers (3).............     1.53%      1.54%      1.44%      1.45%      1.55%(2)
Net investment income to average net
  assets net of waivers from advisers
  (3)...................................     5.13%      5.17%      5.66%      5.74%      6.17%(2)
Portfolio turnover rate.................      375%       370%       322%       359%       206%

                                                    U.S. GOVERNMENT INCOME FUND
                                          ------------------------------------------------
                                                              CLASS Y
                                          ------------------------------------------------
                                                  FOR THE YEARS ENDED NOVEMBER 30,
                                          ------------------------------------------------
                                           1999       1998       1997      1996      1995
                                          -------    -------    ------    ------    ------
Net asset value, beginning of year......  $  9.19    $  8.93    $ 8.86    $ 9.11    $ 8.49
                                          -------    -------    ------    ------    ------
Net investment income...................     0.52       0.54      0.56      0.57      0.61
Net realized and unrealized gains
  (losses) from investments, futures and
  options...............................    (0.69)      0.26      0.07     (0.25)     0.62
                                          -------    -------    ------    ------    ------
Net increase (decrease) from investment
  operations............................    (0.17)      0.80      0.63      0.32      1.23
                                          -------    -------    ------    ------    ------
Dividends from net investment income....    (0.52)     (0.54)    (0.56)    (0.57)    (0.61)
                                          -------    -------    ------    ------    ------
Net asset value, end of year............  $  8.50    $  9.19    $ 8.93    $ 8.86    $ 9.11
                                          =======    =======    ======    ======    ======
Total investment return(1)..............    (1.84)%     9.41%     7.43%     3.81%    15.06%
                                          =======    =======    ======    ======    ======
Ratios/Supplemental data:
Net assets, end of year (000's).........  $11,450    $11,547    $6,816    $6,495    $7,957
Expenses to average net assets net of
  waivers from advisers (3).............     0.69%      0.71%     0.67%     0.64%     0.71%(2)
Net investment income to average net
  assets net of waivers from advisers
  (3)...................................     5.97%      5.99%     6.41%     6.53%     6.96%(2)
Portfolio turnover rate.................      375%       370%      322%      359%      206%

------------

--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber Low Duration U.S. Government Income Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                  LOW DURATION U.S. GOVERNMENT INCOME FUND
                                            -----------------------------------------------------
                                                                   CLASS A
                                            -----------------------------------------------------
                                                      FOR THE YEARS ENDED NOVEMBER 30,
                                            -----------------------------------------------------
                                             1999       1998       1997       1996        1995
                                            -------    -------    -------    -------    ---------
Net asset value, beginning of period....    $  2.38    $  2.37    $  2.35    $  2.34    $   2.25
                                            -------    -------    -------    -------    --------
Net investment income...................       0.12       0.13       0.13       0.14        0.13
Net realized and unrealized gains
  (losses) from
  investments, futures and options......      (0.07)      0.01       0.02       0.01        0.09
                                            -------    -------    -------    -------    --------
Net increase (decrease) from
  operations............................       0.05       0.14       0.15       0.15        0.22
                                            -------    -------    -------    -------    --------
Dividends from net investment income....      (0.12)     (0.13)     (0.13)     (0.14)      (0.13)
                                            -------    -------    -------    -------    --------
Net asset value, end of year............    $  2.31    $  2.38    $  2.37    $  2.35    $   2.34
                                            =======    =======    =======    =======    ========
Total investment return(1)..............       1.99%      6.11%      6.67%      6.46%      10.25%
                                            =======    =======    =======    =======    ========
Ratios/Supplemental data:
Net assets, end of period (000's).......    $87,142    $63,606    $33,648    $71,216    $127,961
Expenses to average net assets..........       0.96%      1.07%+     1.04%      1.21%       1.15%
Net investment income to average net
  assets................................       4.95%      5.37%+     5.72%      5.84%       5.89%
Portfolio turnover rate.................        270%       411%       359%       210%        242%

------------

  #  Commencement of issuance of shares
  *  Annualized
  + Includes 0.13% of interest expense related to the reverse repurchase agreement transaction entered into during the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 32

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber Low Duration U.S. Government Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                LOW DURATION U.S. GOVERNMENT INCOME FUND
                                            -------------------------------------------------
                                                                 CLASS B
                                            -------------------------------------------------

                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                            -------------------------------------------------
                                             1999      1998      1997      1996       1995
                                            ------    ------    ------    ------    ---------
Net asset value, beginning of period....    $ 2.38    $ 2.37    $ 2.35    $ 2.34    $   2.25
                                            ------    ------    ------    ------    --------
Net investment income...................      0.10      0.11      0.11      0.12        0.11
Net realized and unrealized gains
  (losses) from
  investments, futures and options......     (0.08)     0.01      0.02      0.01        0.09
                                            ------    ------    ------    ------    --------
Net increase (decrease) from
  operations............................      0.02      0.12      0.13      0.13        0.20
                                            ------    ------    ------    ------    --------
Dividends from net investment income....     (0.10)    (0.11)    (0.11)    (0.12)      (0.11)
                                            ------    ------    ------    ------    --------
Net asset value, end of year............    $ 2.30    $ 2.38    $ 2.37    $ 2.35    $   2.34
                                            ======    ======    ======    ======    ========
Total investment return(1)..............      0.71%     5.24%     5.81%     5.60%       9.30%
                                            ======    ======    ======    ======    ========
Ratios/Supplemental data:
Net assets, end of period (000's).......    $5,589    $7,670    $6,949    $7,716    $  9,147
Expenses to average net assets..........      1.78%     1.91%+    1.87%     2.03%       2.02%
Net investment income to average net
  assets................................      4.14%     4.58%+    4.80%     4.99%       5.03%
Portfolio turnover rate.................       270%      411%      359%      210%        242%

                                                LOW DURATION U.S. GOVERNMENT INCOME FUND
                                          -----------------------------------------------------
                                                                 CLASS C
                                          -----------------------------------------------------

                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                          -----------------------------------------------------
                                           1999       1998       1997        1996        1995
                                          -------    -------    -------    --------    --------
Net asset value, beginning of period....  $  2.38    $  2.37    $  2.35    $   2.34    $   2.25
                                          -------    -------    -------    --------    --------
Net investment income...................     0.10       0.12       0.12        0.12        0.12
Net realized and unrealized gains
  (losses) from
  investments, futures and options......    (0.08)      0.01       0.02        0.01        0.09
                                          -------    -------    -------    --------    --------
Net increase (decrease) from
  operations............................     0.02       0.13       0.14        0.13        0.21
                                          -------    -------    -------    --------    --------
Dividends from net investment income....    (0.10)     (0.12)     (0.12)      (0.12)      (0.12)
                                          -------    -------    -------    --------    --------
Net asset value, end of year............  $  2.30    $  2.38    $  2.37    $   2.35    $   2.34
                                          =======    =======    =======    ========    ========
Total investment return(1)..............     0.90%      5.46%      6.05%       5.82%       9.60%
                                          =======    =======    =======    ========    ========
Ratios/Supplemental data:
Net assets, end of period (000's).......  $63,083    $78,923    $91,700    $123,203    $180,169
Expenses to average net assets..........     1.60%      1.72%+     1.64%       1.80%       1.75%
Net investment income to average net
  assets................................     4.33%      4.78%+     5.05%       5.22%       5.31%
Portfolio turnover rate.................      270%       411%       359%        210%        242%

                                                LOW DURATION U.S. GOVERNMENT INCOME FUND
                                          ----------------------------------------------------
                                                                CLASS Y
                                          ----------------------------------------------------
                                                                                FOR THE PERIOD
                                                    FOR THE YEARS                OCTOBER 20,
                                                  ENDED NOVEMBER 30,               1995# TO
                                          ----------------------------------     NOVEMBER 30,
                                           1999      1998     1997     1996          1995
                                          ------    ------    -----    -----    --------------
Net asset value, beginning of period....  $ 2.38    $ 2.37    $2.35    $2.34       $   2.33
                                          ------    ------    -----    -----       --------
Net investment income...................    0.12      0.14     0.14     0.14           0.01
Net realized and unrealized gains
  (losses) from
  investments, futures and options......   (0.08)     0.01     0.02     0.01           0.01
                                          ------    ------    -----    -----       --------
Net increase (decrease) from
  operations............................    0.04      0.15     0.16     0.15           0.02
                                          ------    ------    -----    -----       --------
Dividends from net investment income....   (0.12)    (0.14)   (0.14)   (0.14)         (0.01)
                                          ------    ------    -----    -----       --------
Net asset value, end of year............  $ 2.30    $ 2.38    $2.37    $2.35       $   2.34
                                          ======    ======    =====    =====       ========
Total investment return(1)..............    1.81%     6.37%    6.87%    6.64%          0.83%
                                          ======    ======    =====    =====       ========
Ratios/Supplemental data:
Net assets, end of period (000's).......  $3,059    $1,810    $ 352    $ 333       $    321
Expenses to average net assets..........    0.70%     0.79%+   0.86%    0.99%          0.99%*
Net investment income to average net
  assets................................    5.24%     5.60%+   5.82%    6.00%          5.87%*
Portfolio turnover rate.................     270%      411%     359%     210%           242%

------------

--------------------------------------------------------------------------------
                               Prospectus Page 33

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber Investment Grade Income Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                INVESTMENT GRADE INCOME FUND
                                  ---------------------------------------------------------
                                                           CLASS A
                                  ---------------------------------------------------------
                                              FOR THE YEARS ENDED NOVEMBER 30,
                                  ---------------------------------------------------------
                                    1999        1998        1997        1996        1995
                                  --------    --------    --------    --------    ---------
Net asset value, beginning of
  period......................    $  10.79    $  10.85    $  10.59    $  10.68    $   9.67
                                  --------    --------    --------    --------    --------
Net investment income.........        0.67        0.74        0.74        0.73        0.76
Net realized and unrealized
  gains (losses) from
  investments, futures and
  options.....................       (0.84)      (0.06)       0.26       (0.09)       1.01
                                  --------    --------    --------    --------    --------
Net increase (decrease) from
  investment operations.......       (0.17)       0.68        1.00        0.64        1.77
                                  --------    --------    --------    --------    --------
Dividends from net investment
  income......................       (0.67)      (0.74)      (0.74)      (0.73)      (0.76)
                                  --------    --------    --------    --------    --------
Net asset value, end of
  period......................    $   9.95    $  10.79    $  10.85    $  10.59    $  10.68
                                  ========    ========    ========    ========    ========
Total investment return(1)....       (1.62)%      6.37%       9.88%       6.33%      18.95%
                                  ========    ========    ========    ========    ========
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................    $201,465    $216,402    $212,472    $229,117    $258,898
Expenses to average net assets
  net of waivers from
  adviser(2)..................        0.95%       0.93%       1.03%       0.94%       0.95%
Net investment income to
  average net assets net of
  waivers from adviser(2).....        6.48%       6.56%       7.07%       7.02%       7.42%
Portfolio turnover rate.......         195%        173%        109%        115%        149%

------------

  +  Commencement of issuance of shares
  *  Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(2) During the year ended November 30, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the waiver represents less than 0.005%.

--------------------------------------------------------------------------------
                               Prospectus Page 34

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber Investment Grade Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                             INVESTMENT GRADE INCOME FUND
                                  ---------------------------------------------------
                                                        CLASS B
                                  ---------------------------------------------------

                                           FOR THE YEARS ENDED NOVEMBER 30,
                                  ---------------------------------------------------
                                   1999       1998       1997       1996       1995
                                  -------    -------    -------    -------    -------
Net asset value, beginning of
  period......................    $ 10.79    $ 10.85    $ 10.58    $ 10.67    $  9.67
                                  -------    -------    -------    -------    -------
Net investment income.........       0.58       0.65       0.66       0.65       0.68
Net realized and unrealized
  gains (losses) from
  investments, futures and
  options.....................      (0.84)     (0.06)      0.27      (0.09)      1.00
                                  -------    -------    -------    -------    -------
Net increase (decrease) from
  investment operations.......      (0.26)      0.59       0.93       0.56       1.68
                                  -------    -------    -------    -------    -------
Dividends from net investment
  income......................      (0.59)     (0.65)     (0.66)     (0.65)     (0.68)
                                  -------    -------    -------    -------    -------
Net asset value, end of
  period......................    $  9.94    $ 10.79    $ 10.85    $ 10.58    $ 10.67
                                  =======    =======    =======    =======    =======
Total investment return(1)....      (2.46)%     5.56%      9.17%      5.54%     17.97%
                                  =======    =======    =======    =======    =======
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................    $26,415    $41,124    $44,829    $58,364    $71,372
Expenses to average net assets
  net of waivers from
  adviser(2)..................       1.70%      1.69%      1.78%      1.68%      1.70%
Net investment income to
  average net assets net of
  waivers from adviser(2).....       5.67%      5.79%      6.31%      6.27%      6.67%
Portfolio turnover rate.......        195%       173%       109%       115%       149%

                                                              INVESTMENT GRADE INCOME FUND
                                ----------------------------------------------------------------------------------------
                                                      CLASS C                                      CLASS Y
                                ---------------------------------------------------  -----------------------------------
                                                                                                              FOR THE
                                                                                                              PERIOD
                                                                                        FOR THE YEAR       FEBRUARY 18,
                                         FOR THE YEARS ENDED NOVEMBER 30,                  ENDED           1998+ THROUGH
                                ---------------------------------------------------     NOVEMBER 30,       NOVEMBER 30,
                                 1999       1998       1997       1996       1995           1999               1998
                                -------    -------    -------    -------    -------  ------------------    -------------
Net asset value, beginning of
  period......................  $ 10.79    $ 10.85    $ 10.59    $ 10.68    $  9.67       $ 10.80            $  10.99
                                -------    -------    -------    -------    -------       -------            --------
Net investment income.........     0.61       0.68       0.69       0.68       0.70          0.69                0.57
Net realized and unrealized
  gains (losses) from
  investments, futures and
  options.....................    (0.84)     (0.06)      0.26      (0.09)      1.01         (0.84)              (0.19)
                                -------    -------    -------    -------    -------       -------            --------
Net increase (decrease) from
  investment operations.......    (0.23)      0.62       0.95       0.59       1.71         (0.15)               0.38
                                -------    -------    -------    -------    -------       -------            --------
Dividends from net investment
  income......................    (0.62)     (0.68)     (0.69)     (0.68)     (0.70)        (0.70)              (0.57)
                                -------    -------    -------    -------    -------       -------            --------
Net asset value, end of
  period......................  $  9.94    $ 10.79    $ 10.85    $ 10.59    $ 10.68       $  9.95            $  10.80
                                =======    =======    =======    =======    =======       =======            ========
Total investment return(1)....    (2.20)%     5.84%      9.34%      5.80%     18.37%        (1.43)%              3.51%
                                =======    =======    =======    =======    =======       =======            ========
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................  $29,560    $34,457    $29,204    $32,337    $39,150       $ 4,613            $  2,682
Expenses to average net assets
  net of waivers from
  adviser(2)..................     1.44%      1.42%      1.53%      1.44%      1.45%         0.66%               0.62%*
Net investment income to
  average net assets net of
  waivers from adviser(2).....     5.97%      6.04%      6.57%      6.51%      6.95%         6.84%               6.71%*
Portfolio turnover rate.......      195%       173%       109%       115%       149%          195%                173%

------------

--------------------------------------------------------------------------------
                               Prospectus Page 35

--------------------------------------------------------------------------------
                            ------------------------
                          PaineWebber High Income Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                      HIGH INCOME FUND
                                  --------------------------------------------------------
                                                          CLASS A
                                  --------------------------------------------------------
                                              FOR THE YEARS ENDED NOVEMBER 30,
                                  --------------------------------------------------------
                                    1999        1998        1997        1996        1995
                                  --------    --------    --------    --------    --------
Net asset value, beginning of
  period......................    $   6.66    $   7.63    $   7.35    $   6.96    $   7.14
                                  --------    --------    --------    --------    --------
Net investment income.........        0.71**      0.67        0.69        0.72        0.79
Net realized and unrealized
  gains (losses) from
  investments.................       (0.55)**    (0.99)       0.27        0.37       (0.17)
                                  --------    --------    --------    --------    --------
Net increase (decrease) from
  investment operations.......        0.16       (0.32)       0.96        1.09        0.62
                                  --------    --------    --------    --------    --------
Dividends from net investment
  income......................       (0.70)      (0.65)      (0.68)      (0.70)      (0.80)
                                  --------    --------    --------    --------    --------
Net asset value, end of
  period......................    $   6.12    $   6.66    $   7.63    $   7.35    $   6.96
                                  ========    ========    ========    ========    ========
Total investment return(1)....        2.42%      (4.46)%     13.59%      16.55%       9.01%
                                  ========    ========    ========    ========    ========
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................    $232,825    $258,559    $272,325    $243,564    $248,619
Expenses to average net
  assets......................        0.94%       0.91%       0.98%       0.96%       0.93%
Net investment income to
  average net assets..........       10.83%       9.10%       9.21%      10.10%      11.17%
Portfolio turnover rate.......          62%        161%        160%        142%         94%

-----------

  *  Annualized
 **  Calculated using average daily shares outstanding for the period.
  +  Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 36

--------------------------------------------------------------------------------
                            ------------------------
                          PaineWebber High Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                     HIGH INCOME FUND
                                  -------------------------------------------------------
                                                          CLASS B
                                  -------------------------------------------------------

                                             FOR THE YEARS ENDED NOVEMBER 30,
                                  -------------------------------------------------------
                                   1999        1998        1997        1996        1995
                                  -------    --------    --------    --------    --------
Net asset value, beginning of
  period......................    $  6.65    $   7.63    $   7.35    $   6.95    $   7.14
                                  -------    --------    --------    --------    --------
Net investment income.........       0.66**      0.63        0.63        0.66        0.74
Net realized and unrealized
  gains (losses) from
  investments.................      (0.55)**    (1.01)       0.27        0.39       (0.18)
                                  -------    --------    --------    --------    --------
Net increase (decrease) from
  investment operations.......       0.11       (0.38)       0.90        1.05        0.56
                                  -------    --------    --------    --------    --------
Dividends from net investment
  income......................      (0.65)      (0.60)      (0.62)      (0.65)      (0.75)
                                  -------    --------    --------    --------    --------
Net asset value, end of
  period......................    $  6.11    $   6.65    $   7.63    $   7.35    $   6.95
                                  =======    ========    ========    ========    ========
Total investment return(1)....       1.63%      (5.32)%     12.76%      15.86%       8.05%
                                  =======    ========    ========    ========    ========
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................    $93,390    $176,997    $236,656    $215,492    $212,946
Expenses to average net
  assets......................       1.70%       1.66%       1.73%       1.71%       1.68%
Net investment income to
  average net assets..........      10.03%       8.30%       8.45%       9.34%      10.42%
Portfolio turnover rate.......         62%        161%        160%        142%         94%

                                                                   HIGH INCOME FUND
                                ---------------------------------------------------------------------------------------
                                                       CLASS C                                       CLASS Y
                                ------------------------------------------------------    -----------------------------
                                                                                                             FOR THE
                                                                                                             PERIOD
                                                                                            FOR THE       FEBRUARY 20,
                                                                                              YEAR            1998+
                                           FOR THE YEARS ENDED NOVEMBER 30,                  ENDED           THROUGH
                                ------------------------------------------------------    NOVEMBER 30,    NOVEMBER 30,
                                 1999       1998        1997       1996        1995           1999            1998
                                -------    -------    --------    -------    ---------    ------------    -------------
Net asset value, beginning of
  period......................  $  6.67    $  7.64    $   7.36    $  6.97    $   7.15       $   6.65        $   7.79
                                -------    -------    --------    -------    --------       --------        --------
Net investment income.........     0.67**     0.64        0.65       0.68        0.76           0.72**          0.53
Net realized and unrealized
  gains (losses) from
  investments.................    (0.55)**   (0.99)       0.27       0.38       (0.18)         (0.54)**        (1.14)
                                -------    -------    --------    -------    --------       --------        --------
Net increase (decrease) from
  investment operations.......     0.12      (0.35)       0.92       1.06        0.58           0.18           (0.61)
                                -------    -------    --------    -------    --------       --------        --------
Dividends from net investment
  income......................    (0.67)     (0.62)      (0.64)     (0.67)      (0.76)         (0.72)          (0.53)
                                -------    -------    --------    -------    --------       --------        --------
Net asset value, end of
  period......................  $  6.12    $  6.67    $   7.64    $  7.36    $   6.97       $   6.11        $   6.65
                                =======    =======    ========    =======    ========       ========        ========
Total investment return(1)....     1.75%     (4.92)%     13.03%     15.96%       8.45%          2.68%          (8.43)%
                                =======    =======    ========    =======    ========       ========        ========
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................  $80,961    $98,982    $115,757    $94,445    $103,911       $  2,142        $  2,633
Expenses to average net
  assets......................     1.44%      1.41%       1.48%      1.47%       1.44%          0.68%           0.63%*
Net investment income to
  average net assets..........    10.34%      8.58%       8.66%      9.60%      10.63%         11.16%           9.78%*
Portfolio turnover rate.......       62%       161%        160%       142%         94%            62%            161%

-----------

--------------------------------------------------------------------------------
                               Prospectus Page 37

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Strategic Income Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                               STRATEGIC INCOME FUND
                                  --------------------------------------------------------------------------------
                                                                      CLASS A
                                  --------------------------------------------------------------------------------
                                                                   FOR THE PERIOD                   FOR THE PERIOD
                                             FOR THE                FEBRUARY 1,                      FEBRUARY 7,
                                           YEARS ENDED                  1996           FOR THE          1994+
                                          NOVEMBER 30,                THROUGH        YEAR ENDED        THROUGH
                                  -----------------------------     NOVEMBER 30,     JANUARY 31,     JANUARY 31,
                                   1999       1998       1997           1996            1996             1995
                                  -------    -------    -------    --------------    -----------    --------------
Net asset value, beginning of
  period......................    $  9.06    $  9.60    $  9.37        $ 8.99         $   8.60         $  10.00
                                  -------    -------    -------        ------         --------         --------
Net investment income.........       0.61       0.64       0.74          0.57             0.67             0.74
Net realized and unrealized
  gains (losses) from
  investments, foreign
  currency, futures contracts
  and written options.........      (0.48)     (0.48)      0.17          0.39             0.59            (1.49)
                                  -------    -------    -------        ------         --------         --------
Net increase (decrease) from
  investment operations.......       0.13       0.16       0.91          0.96             1.26            (0.75)
                                  -------    -------    -------        ------         --------         --------
Dividends from net investment
  income......................      (0.57)     (0.70)     (0.68)        (0.58)           (0.77)           (0.65)
Distributions from paid in
  capital.....................      (0.05)     --         --           --               --              --
Distributions from foreign
  currency transactions.......      (0.04)     --         --           --                (0.10)         --
                                  -------    -------    -------        ------         --------         --------
Total dividends and
  distributions to
  shareholders................      (0.66)     (0.70)     (0.68)        (0.58)           (0.87)           (0.65)
                                  -------    -------    -------        ------         --------         --------
Net asset value, end of
  period......................    $  8.53    $  9.06    $  9.60        $ 9.37         $   8.99         $   8.60
                                  =======    =======    =======        ======         ========         ========
Total investment return(1)....       1.56%      1.65%     10.04%        11.14%           15.27%           (7.61)%
                                  =======    =======    =======        ======         ========         ========
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................    $40,688    $35,778    $20,909        $9,944         $  9,841         $ 11,148
Expenses to average net assets
  after waivers from
  adviser(2)..................       1.30%      1.34%      1.65%         1.89%*           1.74%            1.49%*
Net investment income to
  average net assets after
  waivers from adviser(2).....       7.45%      6.97%      7.35%         7.69%*           8.52%            8.06%*
Portfolio turnover rate.......        226%       192%       140%          101%              91%             117%

---------------

  +  Commencement of operations
  *  Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(2) During the year ended November 30, 1997 Mitchell Hutchins waived a portion of its advisory and administration fees. If such waivers had not been made, the annualized ratios of expenses to average net assets would have been 1.66% for Class A, 2.45% for Class B and 2.18% for Class C shares. During the year ended November 30, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waivers are the same since the waiver represents less than 0.005%.

--------------------------------------------------------------------------------
                               Prospectus Page 38

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Strategic Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                               STRATEGIC INCOME FUND
                                  --------------------------------------------------------------------------------
                                                                      CLASS B
                                  --------------------------------------------------------------------------------
                                                                   FOR THE PERIOD                   FOR THE PERIOD
                                             FOR THE                FEBRUARY 1,                      FEBRUARY 7,
                                           YEARS ENDED                  1996           FOR THE          1994+
                                          NOVEMBER 30,                THROUGH        YEAR ENDED        THROUGH
                                  -----------------------------     NOVEMBER 30,     JANUARY 31,     JANUARY 31,
                                   1999       1998       1997           1996            1996             1995
                                  -------    -------    -------    --------------    -----------    --------------
Net asset value, beginning of
  period......................    $  9.05    $  9.59    $  9.36       $  8.98         $   8.60         $  10.00
                                  -------    -------    -------       -------         --------         --------
Net investment income.........       0.54       0.56       0.67          0.51             0.60             0.66
Net realized and unrealized
  gains (losses) from
  investments, foreign
  currency, futures contracts
  and written options.........      (0.47)     (0.47)      0.16          0.39             0.59            (1.47)
                                  -------    -------    -------       -------         --------         --------
Net increase (decrease) from
  investment operations.......       0.07       0.09       0.83          0.90             1.19            (0.81)
                                  -------    -------    -------       -------         --------         --------
Dividends from net investment
  income......................      (0.51)     (0.63)     (0.60)        (0.52)           (0.71)           (0.59)
Distributions from paid in
  capital.....................      (0.05)     --         --           --               --              --
Distributions from foreign
  currency transactions.......      (0.04)     --         --           --                (0.10)         --
                                  -------    -------    -------       -------         --------         --------
Total dividends and
  distributions to
  shareholders................      (0.60)     (0.63)     (0.60)        (0.52)           (0.81)           (0.59)
                                  -------    -------    -------       -------         --------         --------
Net asset value, end of
  period......................    $  8.52    $  9.05    $  9.59       $  9.36         $   8.98         $   8.60
                                  =======    =======    =======       =======         ========         ========
Total investment return(1)....       0.76%      0.87%      9.20%        10.46%           14.37%           (8.22)%
                                  =======    =======    =======       =======         ========         ========
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................    $38,062    $45,217    $41,650       $37,249         $ 40,653         $ 40,710
Expenses to average net assets
  after waivers from
  adviser(2)..................       2.08%      2.12%      2.43%         2.63%*           2.49%            2.24%*
Net investment income to
  average net assets after
  waivers from adviser(2).....       6.66%      5.98%      6.56%         6.93%*           7.77%            7.46%*
Portfolio turnover rate.......        226%       192%       140%          101%              91%             117%

                                                             STRATEGIC INCOME FUND
                                --------------------------------------------------------------------------------
                                                                    CLASS C
                                --------------------------------------------------------------------------------
                                                                 FOR THE PERIOD                   FOR THE PERIOD
                                           FOR THE                FEBRUARY 1,                      FEBRUARY 7,
                                         YEARS ENDED                  1996           FOR THE          1994+
                                        NOVEMBER 30,                THROUGH        YEAR ENDED        THROUGH
                                -----------------------------     NOVEMBER 30,     JANUARY 31,     JANUARY 31,
                                 1999       1998       1997           1996            1996             1995
                                -------    -------    -------    --------------    -----------    --------------
Net asset value, beginning of
  period......................  $  9.05    $  9.59    $  9.37       $  8.98         $   8.60         $  10.00
                                -------    -------    -------       -------         --------         --------
Net investment income.........     0.57       0.59       0.70          0.53             0.62             0.69
Net realized and unrealized
  gains (losses) from
  investments, foreign
  currency, futures contracts
  and written options.........    (0.48)     (0.48)      0.15          0.40             0.59            (1.48)
                                -------    -------    -------       -------         --------         --------
Net increase (decrease) from
  investment operations.......     0.09       0.11       0.85          0.93             1.21            (0.79)
                                -------    -------    -------       -------         --------         --------
Dividends from net investment
  income......................    (0.53)     (0.65)     (0.63)        (0.54)           (0.73)           (0.61)
Distributions from paid in
  capital.....................    (0.05)     --         --           --               --              --
Distributions from foreign
  currency transactions.......    (0.04)     --         --           --                (0.10)         --
                                -------    -------    -------       -------         --------         --------
Total dividends and
  distributions to
  shareholders................    (0.62)     (0.65)     (0.63)        (0.54)           (0.83)           (0.61)
                                -------    -------    -------       -------         --------         --------
Net asset value, end of
  period......................  $  8.52    $  9.05    $  9.59       $  9.37         $   8.98         $   8.60
                                =======    =======    =======       =======         ========         ========
Total investment return(1)....     1.03%      1.14%      9.37%        10.80%           14.63%           (8.02)%
                                =======    =======    =======       =======         ========         ========
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................  $27,237    $30,133    $23,117       $17,101         $ 19,232         $ 21,208
Expenses to average net assets
  after waivers from
  adviser(2)..................     1.82%      1.86%      2.17%         2.38%*           2.24%            1.98%*
Net investment income to
  average net assets after
  waivers from adviser(2).....     6.92%      6.24%      6.82%         7.19%*           8.03%            7.62%*
Portfolio turnover rate.......      226%       192%       140%          101%              91%             117%

                                     STRATEGIC INCOME FUND
                                -------------------------------
                                            CLASS Y
                                -------------------------------
                                                 FOR THE PERIOD
                                                  FEBRUARY 17,
                                   FOR THE           1998+
                                 YEAR ENDED         THROUGH
                                NOVEMBER 30,      NOVEMBER 30,
                                    1999              1998
                                -------------    --------------
Net asset value, beginning of
  period......................      $  9.05         $   9.72
                                    -------         --------
Net investment income.........         0.63             0.56
Net realized and unrealized
  gains (losses) from
  investments, foreign
  currency, futures contracts
  and written options.........        (0.46)           (0.66)
                                    -------         --------
Net increase (decrease) from
  investment operations.......         0.17            (0.10)
                                    -------         --------
Dividends from net investment
  income......................        (0.59)           (0.57)
Distributions from paid in
  capital.....................        (0.06)         --
Distributions from foreign
  currency transactions.......        (0.04)         --
                                    -------         --------
Total dividends and
  distributions to
  shareholders................        (0.69)           (0.57)
                                    -------         --------
Net asset value, end of
  period......................      $  8.53         $   9.05
                                    =======         ========
Total investment return(1)....         1.91%           (1.04)%
                                    =======         ========
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................      $ 1,128         $    779
Expenses to average net assets
  after waivers from
  adviser(2)..................         1.05%            1.07%*
Net investment income to
  average net assets after
  waivers from adviser(2).....         7.67%            7.26%*
Portfolio turnover rate.......          226%             192%

---------------

--------------------------------------------------------------------------------
                               Prospectus Page 39

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
      Investment Grade Income Fund High Income Fund Strategic Income Fund

TICKER SYMBOL:     U.S. Government Income Class:  A:   PUGAX.Q                  High Income Class:  A:   PHIAX.Q
                                                  B:   PUGBX.Q                                      B:   PHIBX.Q
                                                  C:   PWGDX.Q                                      C:   PWHDX.Q
                                                  Y:   None                                         Y:   None

                      Low Duration Income Class:  A:   PSUAX.Q             Strategic Income Class:  A:   PWSAX.Q
                                                  B:   PSGBX.Q                                      B:   PWSBX.Q
                                                  C:   PSGDX.Q                                      C:   PWSDX.Q
                                                  Y:   None                                         Y:   None

                  Investment Grade Income Class:  A:   PIGAX.Q
                                                  B:   PIGBX.Q
                                                  C:   PIVDX.Q
                                                  Y:   None

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of reports and other information about the funds:

- For a fee, by electronic request or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102; or

- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov

PaineWebber Managed Investments Trust
- PaineWebber U.S. Government Income Fund
- PaineWebber Low Duration U.S. Government Income Fund
- PaineWebber Investment Grade Income Fund
- PaineWebber High Income Fund
Investment Company Act File No. 811-4040

PaineWebber Securities Trust
- PaineWebber Strategic Income Fund
Investment Company Act File No. 811-7374

-C- 2000 PaineWebber Incorporated. All rights reserved.

--------------------------------------------------------------------------------
                                _______________